AST LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 95.5%
Aerospace & Defense — 0.8%
Howmet Aerospace, Inc.	133,052	$5,637,413
Northrop Grumman Corp.	8,393	3,875,216
Raytheon Technologies Corp.	291,575	28,553,940
		38,066,569
Air Freight & Logistics — 0.6%
United Parcel Service, Inc. (Class B Stock)(a)	139,128	26,989,441
Automobile Components — 0.4%
Aptiv PLC*	160,812	18,041,498
Automobiles — 1.3%
Rivian Automotive, Inc. (Class A Stock)*(a)	331,014	5,124,097
Tesla, Inc.*	268,266	55,654,464
		60,778,561
Beverages — 1.0%
Monster Beverage Corp.*	891,212	48,134,360
Biotechnology — 1.2%
Regeneron Pharmaceuticals, Inc.*	13,130	10,788,527
Vertex Pharmaceuticals, Inc.*	141,627	44,622,419
		55,410,946
Broadline Retail — 5.8%
Amazon.com, Inc.*	2,397,248	247,611,746
Coupang, Inc. (South Korea)*	404,677	6,474,832
MercadoLibre, Inc. (Brazil)*	14,497	19,107,916
		273,194,494
Building Products — 0.3%
Johnson Controls International PLC	217,699	13,109,834
Capital Markets — 1.9%
CME Group, Inc.	51,801	9,920,927
Goldman Sachs Group, Inc. (The)	15,423	5,045,018
Moody’s Corp.	14,931	4,569,185
MSCI, Inc.	49,996	27,982,261
S&P Global, Inc.	128,247	44,215,718
		91,733,109
Chemicals — 1.2%
Air Products & Chemicals, Inc.	51,533	14,800,793
Linde PLC	40,277	14,316,057
Sherwin-Williams Co. (The)	128,367	28,853,050
		57,969,900
Communications Equipment — 0.4%
Arista Networks, Inc.*	108,620	18,232,953
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	11,182	3,970,281
Vulcan Materials Co.	121,718	20,881,940
		24,852,221
Consumer Finance — 0.1%
American Express Co.	41,829	6,899,694
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	43,285	$21,507,018
Dollar General Corp.	12,620	2,656,005
Dollar Tree, Inc.*	28,633	4,110,267
		28,273,290
Electric Utilities — 0.3%
NextEra Energy, Inc.	163,100	12,571,748
Electrical Equipment — 1.4%
AMETEK, Inc.	105,511	15,333,913
Eaton Corp. PLC(a)	237,096	40,624,029
Rockwell Automation, Inc.(a)	28,940	8,492,443
		64,450,385
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	320,457	26,187,746
Energy Equipment & Services — 0.3%
Schlumberger NV	297,571	14,610,736
Entertainment — 2.3%
Electronic Arts, Inc.	79,560	9,583,002
Live Nation Entertainment, Inc.*	50,807	3,556,490
Netflix, Inc.*	192,447	66,486,590
ROBLOX Corp. (Class A Stock)*	126,190	5,676,026
Sea Ltd. (Singapore), ADR*(a)	133,058	11,516,170
Spotify Technology SA*	44,013	5,881,017
Take-Two Interactive Software, Inc.*(a)	38,377	4,578,376
		107,277,671
Financial Services — 7.8%
Adyen NV (Netherlands), 144A*	7,516	11,976,211
Affirm Holdings, Inc.*(a)	122,028	1,375,255
Block, Inc.*(a)	49,575	3,403,324
Fiserv, Inc.*	331,602	37,480,974
Global Payments, Inc.	119,725	12,599,859
Mastercard, Inc. (Class A Stock)	303,301	110,222,616
PayPal Holdings, Inc.*	289,419	21,978,479
Visa, Inc. (Class A Stock)(a)	762,897	172,002,758
		371,039,476
Ground Transportation — 1.1%
Canadian Pacific Railway Ltd. (Canada)(a)	141,674	10,900,398
Old Dominion Freight Line, Inc.	13,676	4,661,328
Uber Technologies, Inc.*	1,135,273	35,988,154
		51,549,880
Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	168,640	17,076,486
Alcon, Inc. (Switzerland)(a)	352,562	24,869,723
Becton, Dickinson & Co.	103,487	25,617,172
Boston Scientific Corp.*	487,637	24,396,479
Dexcom, Inc.*	286,726	33,311,827
Insulet Corp.*(a)	19,376	6,180,169
Intuitive Surgical, Inc.*	228,478	58,369,275
Penumbra, Inc.*(a)	18,393	5,125,945
STERIS PLC	28,225	5,398,878
A1

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	193,144	$55,136,818
		255,482,772
Health Care Providers & Services — 3.8%
Cigna Group (The)	123,881	31,655,312
HCA Healthcare, Inc.	22,488	5,929,636
Humana, Inc.	27,244	13,225,872
UnitedHealth Group, Inc.	273,799	129,394,669
		180,205,489
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	10,333	1,899,102
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. (Class A Stock)*	78,769	9,798,863
Booking Holdings, Inc.*	6,490	17,214,141
Chipotle Mexican Grill, Inc.*	13,048	22,289,768
Hilton Worldwide Holdings, Inc.	98,626	13,893,445
Marriott International, Inc. (Class A Stock)	59,251	9,838,036
McDonald’s Corp.	25,425	7,109,084
		80,143,337
Household Products — 0.2%
Colgate-Palmolive Co.	97,154	7,301,123
Insurance — 1.0%
Aon PLC (Class A Stock)	64,976	20,486,283
Arthur J. Gallagher & Co.	29,804	5,701,803
Marsh & McLennan Cos., Inc.	131,800	21,951,290
		48,139,376
Interactive Media & Services — 5.8%
Alphabet, Inc. (Class A Stock)*	1,484,827	154,021,105
Alphabet, Inc. (Class C Stock)*	374,258	38,922,832
IAC, Inc.*	62,354	3,217,466
Match Group, Inc.*	150,548	5,779,538
Meta Platforms, Inc. (Class A Stock)*	341,716	72,423,289
		274,364,230
IT Services — 0.7%
Accenture PLC (Class A Stock)	34,505	9,861,874
Gartner, Inc.*	26,316	8,572,963
MongoDB, Inc.*(a)	18,465	4,304,561
Snowflake, Inc. (Class A Stock)*	71,390	11,014,763
		33,754,161
Leisure Products — 0.1%
Peloton Interactive, Inc. (Class A Stock)*(a)	474,919	5,385,582
Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	28,080	3,884,587
Avantor, Inc.*	157,234	3,323,927
Danaher Corp.	115,643	29,146,662
ICON PLC*	50,246	10,732,043
Thermo Fisher Scientific, Inc.	116,679	67,250,275
		114,337,494
	Shares	Value
Common Stocks (continued)
Machinery — 0.4%
Caterpillar, Inc.	16,015	$3,664,873
Ingersoll Rand, Inc.	260,701	15,167,584
		18,832,457
Media — 0.2%
Trade Desk, Inc. (The) (Class A Stock)*	152,373	9,281,040
Oil, Gas & Consumable Fuels — 0.3%
EOG Resources, Inc.	39,605	4,539,921
Hess Corp.	56,483	7,474,960
		12,014,881
Personal Care Products — 1.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	171,931	42,374,114
L’Oreal SA (France)	28,970	12,945,034
		55,319,148
Pharmaceuticals — 2.8%
AstraZeneca PLC (United Kingdom), ADR	140,294	9,737,807
Daiichi Sankyo Co. Ltd. (Japan), ADR(a)	154,640	5,648,999
Eli Lilly & Co.	157,142	53,965,706
Novo Nordisk A/S (Denmark), ADR	146,966	23,388,169
Zoetis, Inc.	243,689	40,559,597
		133,300,278
Professional Services — 0.9%
CoStar Group, Inc.*	184,155	12,679,072
Equifax, Inc.	37,747	7,656,601
TransUnion(a)	43,409	2,697,435
Verisk Analytics, Inc.(a)	96,882	18,587,781
		41,620,889
Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.*	410,001	40,184,198
Applied Materials, Inc.	56,050	6,884,621
ASML Holding NV (Netherlands)	124,437	84,705,510
Broadcom, Inc.	32,857	21,079,080
Enphase Energy, Inc.*	8,886	1,868,548
Intel Corp.(a)	331,537	10,831,314
KLA Corp.	11,809	4,713,799
Lam Research Corp.	20,978	11,120,857
Marvell Technology, Inc.	115,600	5,005,480
NVIDIA Corp.	834,479	231,793,232
		418,186,639
Software — 17.7%
Adobe, Inc.*	145,818	56,193,883
Atlassian Corp. (Class A Stock)*(a)	200,829	34,375,900
Autodesk, Inc.*	19,983	4,159,661
Black Knight, Inc.*	37,475	2,157,061
Cadence Design Systems, Inc.*	175,593	36,890,333
Crowdstrike Holdings, Inc. (Class A Stock)*	58,103	7,975,218
Dynatrace, Inc.*	100,267	4,241,294
HashiCorp, Inc. (Class A Stock)*(a)	49,686	1,455,303

A2

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Intuit, Inc.	152,568	$68,019,391
Microsoft Corp.	1,581,399	455,917,332
Palo Alto Networks, Inc.*	154,965	30,952,709
Paylocity Holding Corp.*	13,338	2,651,328
Salesforce, Inc.*	275,614	55,062,165
ServiceNow, Inc.*	67,558	31,395,554
Splunk, Inc.*	172,191	16,509,673
Synopsys, Inc.*	22,850	8,825,812
Unity Software, Inc.*(a)	122,929	3,987,817
Workday, Inc. (Class A Stock)*	93,263	19,262,540
		840,032,974
Specialized REITs — 1.0%
American Tower Corp.	132,800	27,136,352
Equinix, Inc.	29,785	21,476,176
		48,612,528
Specialty Retail — 1.5%
Home Depot, Inc. (The)	42,196	12,452,884
O’Reilly Automotive, Inc.*	24,489	20,790,671
Ross Stores, Inc.	210,822	22,374,539
TJX Cos., Inc. (The)	175,620	13,761,583
Ulta Beauty, Inc.*	6,745	3,680,544
		73,060,221
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	1,675,373	276,269,008
Textiles, Apparel & Luxury Goods — 2.6%
Lululemon Athletica, Inc.*	67,562	24,605,405
LVMH Moet Hennessy Louis Vuitton SE (France)	54,463	49,992,055
NIKE, Inc. (Class B Stock)	398,441	48,864,804
		123,462,264
Trading Companies & Distributors — 0.8%
W.W. Grainger, Inc.	53,653	36,956,723
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.*	172,647	25,006,192

Total Common Stocks (cost $3,502,070,107)		4,522,342,420
Exchange-Traded Funds — 2.7%
iShares Core S&P 500 ETF	96,848	39,812,276
iShares MSCI USA Value Factor ETF	264,447	24,485,148
SPDR Portfolio S&P 500 Growth ETF	341,357	18,897,523
Vanguard Dividend Appreciation ETF	133,333	20,534,615
Vanguard Russell 1000 Growth ETF	370,848	23,322,631

Total Exchange-Traded Funds (cost $120,227,292)		127,052,193
	Shares	Value

Preferred Stock — 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	76,383	$9,803,702
(cost $7,166,345)

Total Long-Term Investments (cost $3,629,463,744)		4,659,198,315
Short-Term Investments — 8.7%
Affiliated Mutual Fund — 7.3%
PGIM Institutional Money Market Fund (cost $344,851,667; includes $343,480,140 of cash collateral for securities on loan)(b)(we)	344,964,083	344,791,601
Unaffiliated Funds — 1.4%
Dreyfus Government Cash Management (Institutional Shares)	29,936,710	29,936,710
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	34,823,375	34,823,375

Total Unaffiliated Funds (cost $64,760,085)		64,760,085

Total Short-Term Investments (cost $409,611,752)		409,551,686

TOTAL INVESTMENTS—107.1% (cost $4,039,075,496)		5,068,750,001

Liabilities in excess of other assets — (7.1)%		(336,300,795)

Net Assets — 100.0%		$4,732,449,206

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $342,585,867; cash collateral of $343,480,140 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A3

AST LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4